Financial instruments- Additional information (Details) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Jun. 03, 2024	Sep. 06, 2023	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds From Disposal Of Investments	R$ 57,540			R$ 0	R$ 57,540	R$ 220,520
Gain on sale of equity instruments designated at fair value through other comprehensive income	R$ 35,647			0	35,647	R$ 0
Receivables From Card Issuers from FIDC				441,323	419,099
Receivables from card issuers from FIDC ARC I				2,670,380	2,561,139
Current Financial Assets From Banking Solution				1,855,796	8,805,882
Foreign exchange loss				13,138
Foreign exchange gain					19,381
Interest rate risk stress test					2,906
Foreign currency exchange risk stress test				34	288
Investments				1,143,722	550,503
Short-term				1,119,136	517,874
Bonds
Disclosure of detailed information about financial instruments [line items]
Notional							R$ 500,000
Maturity							seven
Average annual interest rate							3.95%
Borrowing Gross Amount							R$ 2,510,350
Borrowing net of transaction cost							R$ 2,477,408
Debentures
Disclosure of detailed information about financial instruments [line items]
Notional								R$ 1,000,000
Maturity			three
Description of Interest Rate			CDI + 1.75% p.a.
Receivable Backed Securities
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 100,000
Maturity		three
Description of Interest Rate		bearing interest at CDI + 1.30%
Obligations to closed-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				R$ 2,325,984
Maturity				seven years
Average annual interest rate				12.75%
Financing by revolving credit line				R$ 467,500
Equity securities
Disclosure of detailed information about financial instruments [line items]
Investments				24,586	32,629
CCME
Disclosure of detailed information about financial instruments [line items]
Current Financial Assets From Banking Solution				1,110,809	8,805,882
Compulsory deposits
Disclosure of detailed information about financial instruments [line items]
Current Financial Assets From Banking Solution					744,987
Listed securities
Disclosure of detailed information about financial instruments [line items]
Short-term				1,119,136	517,874
Listed securities | Equity securities
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of equity securities at FVPL				8,043	4,131
Increase (decrease) in fair value of equity securities at FVOCI					1,623
Short-term				R$ 0	R$ 0